Offerings - Offering: 1	Nov. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable under the Informatica Inc. 2021 Equity Incentive Plan
Amount Registered | shares	1,435,721
Proposed Maximum Offering Price per Unit	241.30
Maximum Aggregate Offering Price	$ 346,439,477.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,843.29
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), this Registration Statement on Form S-8 (this 'Registration Statement') shall also cover any additional shares of common stock, par value $0.001 per share (the 'Common Stock') of Salesforce, Inc. (the 'Registrant') that become issuable under the Informatica Inc. 2021 Equity Incentive Plan (the 'Plan') by reason of an event such as any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. The Proposed Maximum Offering Price per Unit is estimated in accordance with Rule 457(h) of the Securities Act based on the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on November 14, 2025. The number of shares registered represents 1,435,721 shares of Common Stock reserved for issuance under the Plan.